BASIC AND DILUTED LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares related to the outstanding options excluded from the calculation of diluted loss per share	4,849,855
2012 Convertible Loan, 2016 Convertible Loan, preferred shares and warrants [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares related to the outstanding options excluded from the calculation of diluted loss per share		10,596,130	7,687,030